Condensed Financial Information of the Parent Company	6 Months Ended
Mar. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the unaudited condensed consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of March 31, 2023 and September 30, 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.

	March 31, 2023	September 30, 2022
ASSETS
Cash	$17,157	$28,917
Short-term investments	13,314,902	13,148,594
Total current assets	13,332,059	13,177,511

Non-current assets
Investment in subsidiaries	$33,794,612	$33,264,812

Total assets	$47,126,671	$46,442,323

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01875 par value, 166,666,666 shares authorized, 3,625,000 shares issued and outstanding as of March 31, 2023 and September 30, 2022 *	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	18,046,473	18,761,900
Accumulated other comprehensive income	(266,930)	(1,666,705)
Total shareholders’ equity	47,126,671	46,442,323

Total liabilities and shareholders’ equity	$47,126,671	$46,442,323

*	Retrospectively restated for effect of 6-for-1 shares consolidation.

	For the six months ended March 31,
	2023	2022
Operating costs and expenses:
General and administrative expenses	$(116,431)	$(357,811)

Other income (expenses):
Income from short-term investments	166,931	696,430
Other expenses	(507)	(215)

Equity in earnings of subsidiaries	(765,420)	1,393,331

Net income	(715,427)	1,731,735
Foreign currency translation adjustments	1,399,775	492,194
Comprehensive income attributable to the Company	$684,348	$2,223,929

	For the six months ended March 31,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(715,427)	$1,731,735
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	765,420)	(1,393,331)
Short-term investment income	(166,931)	(696,430)
Net cash used in operating activities	(116,938)	(358,026)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash repayment from subsidiaries	105,058	299,592
Net cash provided by financing activities	105,058	299,592

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	120	(374)

CHANGES IN CASH	(11,760)	(58,808)

CASH, beginning of period	28,917	110,393

CASH, end of period	$17,157	$51,585